Intangible assets and goodwill - Schedule of Intangible assets and goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible assets and goodwill
Balance at beginning of the year	$ 2,538
Amortization	(134)	$ (142)	$ (83)
Balance at end of the year	2,358	2,538
At cost
Intangible assets and goodwill
Balance at beginning of the year	2,776	2,896
Additions	12	8
Additions from acquisition	9	15
Dispositions	11
Foreign exchange	(73)	(104)
Balance at end of the year	2,713	2,776	2,896
Accumulated amortization
Intangible assets and goodwill
Balance at beginning of the year	(238)	(145)
Amortization	134	142
Dispositions	(11)	(39)
Foreign exchange	(6)	(10)
Balance at end of the year	(355)	(238)	(145)
Total intangible assets
Intangible assets and goodwill
Balance at beginning of the year	1,158
Balance at end of the year	1,008	1,158
Total intangible assets | At cost
Intangible assets and goodwill
Balance at beginning of the year	1,396	1,468
Additions	12	8
Additions from acquisition	0	10
Dispositions	11
Foreign exchange	(34)	(51)
Balance at end of the year	1,363	1,396	1,468
Total intangible assets | Accumulated amortization
Intangible assets and goodwill
Balance at beginning of the year	(238)	(145)
Amortization	134	142
Dispositions	(11)	(39)
Foreign exchange	(6)	(10)
Balance at end of the year	(355)	(238)	(145)
Customer relationships
Intangible assets and goodwill
Balance at beginning of the year	1,009
Balance at end of the year	887	1,009
Customer relationships | At cost
Intangible assets and goodwill
Balance at beginning of the year	1,182	1,252
Additions	0	0
Additions from acquisition	0	4
Dispositions	0
Foreign exchange	(31)	(45)
Balance at end of the year	1,151	1,182	1,252
Customer relationships | Accumulated amortization
Intangible assets and goodwill
Balance at beginning of the year	(173)	(103)
Amortization	96	106
Dispositions	0	(29)
Foreign exchange	(5)	(7)
Balance at end of the year	(264)	(173)	(103)
Crowdsource assets
Intangible assets and goodwill
Balance at beginning of the year	105
Balance at end of the year	90	105
Crowdsource assets | At cost
Intangible assets and goodwill
Balance at beginning of the year	120	120
Additions	0	0
Additions from acquisition	0	0
Dispositions	0
Foreign exchange	0	0
Balance at end of the year	120	120	120
Crowdsource assets | Accumulated amortization
Intangible assets and goodwill
Balance at beginning of the year	(15)	0
Amortization	15	15
Dispositions	0	0
Foreign exchange	0	0
Balance at end of the year	(30)	(15)	0
Software
Intangible assets and goodwill
Balance at beginning of the year	26
Balance at end of the year	24	26
Software | At cost
Intangible assets and goodwill
Balance at beginning of the year	57	57
Additions	12	8
Additions from acquisition	0	6
Dispositions	11
Foreign exchange	(1)	(4)
Balance at end of the year	57	57	57
Software | Accumulated amortization
Intangible assets and goodwill
Balance at beginning of the year	(31)	(32)
Amortization	13	11
Dispositions	(11)	(10)
Foreign exchange	0	(2)
Balance at end of the year	(33)	(31)	(32)
Brand
Intangible assets and goodwill
Balance at beginning of the year	18
Balance at end of the year	7	18
Brand | At cost
Intangible assets and goodwill
Balance at beginning of the year	37	39
Additions	0	0
Additions from acquisition	0	0
Dispositions	0
Foreign exchange	(2)	(2)
Balance at end of the year	35	37	39
Brand | Accumulated amortization
Intangible assets and goodwill
Balance at beginning of the year	(19)	(10)
Amortization	10	10
Dispositions	0	0
Foreign exchange	(1)	(1)
Balance at end of the year	(28)	(19)	(10)
Goodwill
Intangible assets and goodwill
Balance at beginning of the year	1,380
Balance at end of the year	1,350	1,380
Goodwill | At cost
Intangible assets and goodwill
Balance at beginning of the year	1,380	1,428
Additions	0	0
Additions from acquisition	9	5
Dispositions	0
Foreign exchange	(39)	(53)
Balance at end of the year	1,350	1,380	1,428
Goodwill | Accumulated amortization
Intangible assets and goodwill
Balance at beginning of the year	0	0
Amortization	0	0
Dispositions	0	0
Foreign exchange	0	0
Balance at end of the year	$ 0	$ 0	$ 0